Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Feb. 28, 2025
Income Tax Contingency [Line Items]
Unrecognized tax benefits that if recognized would affect the effective tax rate	$ 0	$ 0	$ 0
Unrecognized tax benefits, income tax penalties and interest expense	$ 0	$ 0	$ 0
Taiwan Statutory Tax Rate	24.00%	24.00%	24.00%
Net Operating Loss Carryforwards	$ 32,139,000
Taiwan
Income Tax Contingency [Line Items]
Net Operating Loss Carryforwards				$ 2,643,000
Taiwan | Undistributed Foreign Earnings
Income Tax Contingency [Line Items]
Tax loss carryforward period	10 years
Hong Kong
Income Tax Contingency [Line Items]
Net Operating Loss Carryforwards					$ 9,825,000